Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Organization And Basis Of Presentation
Organization and Basis of Presentation
Note 1 – Organization and Basis of Presentation

Gulf United Energy, Inc. (“Gulf United” or the “Company”), together with its 100% owned subsidiaries, is an international oil and gas exploration and production (“E&P”) company concentrating on opportunities in South America. The Company currently has limited operations and is a development stage company as defined by the Financial Accounting Standards Board (FASB) Accounting Standards for Development Stage Entities.   The Company was incorporated in the State of Nevada on September 19, 2003.   Gulf United’s asset portfolio includes participation in two hydrocarbon exploration blocks operated by SK Innovation Co. Ltd. (“SK Innovation” – Formerly SK Energy, Ltd.).   SK Innovation is a subsidiary of SK Innovation Group, one of South Korea’s top five industrial conglomerates.  SK Innovation is Korea’s largest petroleum refiner and is currently active in 29 blocks in 16 countries.  The Company also has a participating interest in Block XXIV Peru and the Peru TEA operated by Upland Oil and Gas.

Interim Financial Statements

In the opinion of management, the accompanying consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which are necessary to provide a fair presentation of operating results for the interim periods presented. The Company assumes that the users of the interim financial information herein have read or have access to the audited financial statements for the preceding fiscal year and that the adequacy of additional disclosures needed for a fair presentation may be determined in that context.  Certain information and footnote disclosures, normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), have been condensed or omitted in this Form 10-Q pursuant to the rules and regulations of the Securities and Exchange Commission. These consolidated financial statements should be read in connection with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended August 31, 2011, filed on November 29, 2011.  The results of operations presented for the quarter ended February 29, 2012 are not necessarily indicative of the results to be expected for the year.  Interim financial data presented herein are unaudited.

These financial statements have been prepared on a going concern basis. The Company has incurred losses since inception resulting in an accumulated deficit of $20,769,854 and further losses are anticipated in the development of our business raising substantial doubt about the Company’s ability to continue as a going concern. Our ability to continue as a going concern is dependent upon the ability of the Company to generate profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due.  The Company raised substantial equity and debt during the year ended August 31, 2011.  Notwithstanding, we do not have any credit facilities available with financial institutions, stockholders or third party investors, and will continue to rely on best efforts debt and equity financings.  There is no assurance that we can raise additional debt or equity capital from external sources.  The Company has no control over the amount of funds that it may receive in financings and the time frame in which they may be received. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

Note 1 — Description of Business

Gulf United Energy, Inc. (“Gulf United” or the “Company”) is a development stage oil and gas exploration and production company with operations in South America.  The Company currently has limited operations and is a development stage company as defined by the Financial Accounting Standards Board (FASB) Accounting Standards for Development Stage Entities.   Gulf United’s current asset portfolio includes participation in two hydrocarbon exploration blocks operated by SK Innovation Co. Ltd. (“SK Innovation” – Formerly SK Energy, Ltd.).   SK Innovation is a subsidiary of SK Innovation Group, one of South Korea’s top five industrial conglomerates.  SK Innovation is Korea’s largest petroleum refiner and is currently active in 29 blocks in 16 countries.

In Colombia, we acquired, subject to regulatory approval, a 12.5% working interest in the 345,592 acre CPO-4 block in the Llanos Basin. Block CPO-4 is near existing production and immediately adjacent to and on trend with the Guatiquia block operated by Petrominerales Ltd. (TSX:PMG). Block CPO-4 is the near-term focus of the Company and SK Innovation, with drilling commencing in July, 2011.  We spudded one well of two planned wells on Block CPO-4 on July 12, 2011 as described under oil and gas properties above.  As reported in the Form 8-K filed July 14, 2011, the well showed indications of oil and a significant amount of associated gas.  The Form 8-K also reported several technical factors causing the operator significant delays in completing the well to its final depth of 16,300 feet. While the well is taking longer to drill than anticipated, we believe that the presence of hydrocarbons at the 12,200 to 12,500 foot depth may increase the likelihood of hydrocarbons in the lower sands as production from fields in this area of the Llanos Basin have been historically associated with stacked pay sequences.  As a result, we believe that the geologic risk in the well may have been reduced.  However, despite the information derived from the initial wellbore, there is no assurance that we will locate hydrocarbons in sufficient quantities to be commercially viable, or that the drilling program will be successful.

In Peru, we acquired, subject to regulatory approval, a 40% working interest in the 2,803,411 acre Z-46 offshore block in the Trujillo Basin. Recently re-processed 2-D seismic data suggests a submarine fan deposition on the block and multiple leads have been identified. Two wells previously drilled on the block by Repsol reported oil, indicating an active hydrocarbon system. The Company and SK Innovation began the acquisition of additional infill 2-D seismic data in December 2010; additional acquisition and analysis of data is ongoing.

Also in Peru, we acquired, subject to regulatory approval, a 5% participating interest in Block XXIV, an approximately 276,137 gross acre concession, and a 2% participating interest in the Peru Technical Evaluation Area (the “Peru TEA”). The Peru TEA consists of four contiguous blocks totaling approximately 40 million gross acres onshore on the western flank of the Andes Mountains. Block XXIV and Peru TEA are both operated by Upland Oil & Gas, LLC (“Upland”). Two exploratory wells have been drilled on Block XXIV and both wells are considered dry holes. Upland has completed the field work on a 200 kilometer seismic shoot and the information is in for processing.  The plan for the coming year is further geological studies and the potential drilling of one or two wells.  On the Peru TEA, Upland has completed a gravity aeromagnetic program and satellite imaging study covering a large portion of the TEA’s.  The plan for the coming year is for additional geological studies on selected areas to be determined at a future date.

We have begun the process of obtaining the necessary approvals described above.  While we believe that we will be successful in obtaining the necessary approvals, if we do not receive such approvals or are not able to work out a favorable alternative arrangement with the parties to our agreements, then we may not be able to legally protect or enforce our rights to the affected oil and gas interests.  As we do not currently have recordable title to any of our oil and gas interests, our business would be materially adversely affected if we are unable to protect or enforce our rights to maintain our rights to our oil and gas interests. Moreover, while we believe that we would have rights to receive or be refunded all amounts paid under our agreements, there is no assurance that our operating partners would have readily available funds from which to reimburse our advances.

We expect to engage in additional investment opportunities in oil and gas exploration and development as our resources permit.  The scope of our activities in this regard may include, but may not be limited to, the acquisition or assignment of rights to develop exploratory acreage under concessions with government authorities and other private or public exploration and production companies, the purchase of oil and gas producing properties, farm-in and farmout opportunities (i.e., the assumption or assignment of obligations to fund the cost of drilling and development).  We plan to continue our focus on early-stage exploration of hydrocarbons through a variety of transactions aimed at building a resource base.